Other Income (Tables)	6 Months Ended
Oct. 31, 2023
Other Income [Abstract]
Schedule of Other Income	Other income consists of the following:
	Six Months Ended October 31,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Interest income	¥11	¥2,557	$17
Subsidy income	1,364	1,980	13
Foreign exchange (losses) gains, net	(4,043)	35,940	237
Other, net	2,801	930	6
Total other income	¥133	¥41,407	$273